Consolidated Balance Sheet	Aug. 31, 2020 USD ($)
Current Assets
Cash	$ 242,750
Prepayment	50,000
Total current assets	292,750
Total assets	292,750
Current Liabilities
Accounts payable	41,318
Accounts payable - related party	27,870
Accrued expenses	100
Total current liabilities	69,288
Long Term Liabilities
Total liabilities	69,288
Commitments and Contingencies	0
Stockholders' Equity
Common stock par value $0.001: 50,000,000 shares authorized; 34,489,605 shares issued and outstanding as of August 31, 2020	34,490
Additional paid-in capital	552,883
Accumulated deficit	(363,911)
Total stockholders' equity	223,462
Total liabilities and stockholders' equity	$ 292,750